ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Principal Subsidiaries Variable Interest Entities, and Subsidiaries

The Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Percentage of equity
	Place of	Issued	Date of	interest
	establishment	ordinary/registered	establishment/	attributable to
Name	and operations	share capital	acquisition	the Company		Principal activities
				Direct (%)	Indirect (%)
Subsidiaries:
Kingsoft Cloud Corporation Limited	HK	HK$2,000	February 1, 2012	100	—	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”) *	Mainland China	RMB910,000	April 9, 2012	—	100	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”) *	Mainland China	RMB1,390,000	December 15, 2015	—	100	Research and development
Camelot Technology Co., Ltd. (“Camelot Technology”) **	Mainland China	RMB250,000	September 3, 2021	—	92.23	Enterprise digital solutions and related services
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd.	Mainland China	RMB2,844,252	August 4, 2022	—	100	Cloud services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”) **	Mainland China	RMB11,080	November 9, 2012	Nil	—	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”) **	Mainland China	RMB10,000	April 13, 2018	Nil	—	Investment holding
Variable interest entities’ subsidiaries:
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”) **	Mainland China	RMB200,000	November 9, 2012	—	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”) **	Mainland China	RMB10,000	December 17, 2015	—	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd. **	Mainland China	RMB15,000	March 31, 2016	—	Nil	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd. **	Mainland China	RMB100,000	December 26, 2017	—	Nil	Cloud services
Kingsoft Cloud (Tianjin) Technology Development Co., Ltd. **	Mainland China	RMB100,000	May 30, 2019	—	Nil	Cloud services
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd.**	Mainland China	RMB20,000	March 9, 2021	—	Nil	Cloud services
*	These companies are registered as wholly foreign-owned enterprises and limited liability enterprises under the law of mainland China.
**	These companies are registered as limited liability enterprises under the law of mainland China.

Schedule of Assets Liabilities Results of Variable Interest Entities

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	900,262	1,167,677	159,971
Restricted cash	89,981	45,500	6,233
Accounts receivable, net of allowance for credit losses of RMB20,606 and RMB43,103 (US$5,958) as of December 31, 2023 and 2024, respectively	1,127,936	1,044,659	143,118
Prepayments and other assets	1,067,695	1,320,306	180,881
Amounts due from related parties	182,484	266,392	36,496
Amounts due from subsidiaries of the Group	1,292,182	3,358,071	460,054
Total current assets	4,660,540	7,202,605	986,753
Non-current assets:
Property and equipment, net	2,053,109	4,534,518	621,226
Intangible assets, net	61,604	74,107	10,153
Prepayments and other assets	870,630	448,922	61,502
Goodwill	48,815	48,815	6,688
Equity investments	166,114	166,114	22,758
Amounts due from related parties	56,036	—	—
Operating lease right-of-use assets	125,804	94,952	13,008
Total non-current assets	3,382,112	5,367,428	735,335
Total assets	8,042,652	12,570,033	1,722,088
Current liabilities:
Accounts payable	1,646,804	1,710,737	234,370
Accrued expenses and other liabilities	1,003,831	1,490,594	204,211
Short-term borrowings	1,110,896	2,166,265	296,777
Amounts due to related parties	902,154	1,504,654	206,137
Current operating lease liabilities	63,830	40,329	5,525
Amounts due to subsidiaries of the Group	4,157,542	3,951,665	541,376
Total current liabilities	8,885,057	10,864,244	1,488,396
Non-current liabilities:
Long-term borrowings	100,000	1,660,584	227,499
Other liabilities	415,367	721,082	98,788
Non-current operating lease liabilities	64,466	49,352	6,761
Amounts due to related parties	40,069	309,612	42,417
Amounts due to subsidiaries of the Group	7,023,253	9,267,652	1,269,663
Total non-current liabilities	7,643,155	12,008,282	1,645,128
Total liabilities	16,528,212	22,872,526	3,133,524

Schedule of Operations and Cash Flows Results of Variable Interest Entities

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenues	5,571,837	4,599,721	5,202,692	712,766
Net loss	(2,211,057)	(2,110,022)	(1,913,044)	(262,086)
Net cash (used in) generated from operating activities	(144,977)	(286,575)	412,302	56,485
Net cash used in investing activities	(1,167,374)	(1,833,636)	(3,036,703)	(416,027)
Net cash generated from financing activities	567,592	1,809,799	2,881,726	394,795